UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sun Valley Gold LLC

          Address: 620 Sun Valley Road
          P.O. Box 2759
          Sun Valley, Idaho 83353

13F File Number: 28-10808

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter F. Palmedo
Title:  President of Sun Valley Gold Corporation, the Managing Member
Phone:  208-726-2399


Signature, Place and Date of Signing:


/s/ Peter F. Palmedo             Sun Valley, Idaho               02/14/05
-------------------------     -----------------------       -------------------
       [Signature]             [City, State]                      [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  72

Form 13F Information Table Value Total: $326,671
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


           NONE


                                          FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN  2         COLUMN 3    COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8

                                 TITLE                       VALUE     SHRS OR   SH/ PUT/  INVSTMNT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS         CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETN   MGRS  SOLE     SHARED    NONE
--------------                   --------         -----      --------  -------   --- ----  --------   ----  ----     ------    ----
Anglogold Ashanti                COM              035128206   5,453      150,000 SH CALL  SOLE               150,000
Freeport-McMoran Copper & Go     CL B             35671D857  13,381      350,000 SH CALL  SOLE               350,000
Gold Fields Ltd.                 COM              38059T106   9,734      780,000 SH CALL  SOLE               780,000
Apollo Gold Corp                 COM              03761E102     789      920,900 SH       SOLE               920,900
Aurizon Mines Ltd.               COM              05155P106   5,094    3,900,000 SH       SOLE             3,900,000
Bema Gold Corp                   COM              08135F107     358      117,500 SH       SOLE               117,500
Compania de Minas Buenaventu     Sonsored ADR     204448104  10,400      454,165 SH       SOLE               454,165
Cambior Inc.                     COM              13201L103   1,434      537,181 SH       SOLE               537,181
Canyon Resources Corp            COM              138869300      18       13,800 SH       SOLE                13,800
Crystallex Intl Corp             COM              22942F101   3,377      940,785 SH       SOLE               940,785
Cumberland Res                   COM              23077r100   3,587    2,155,700 SH       SOLE             2,155,700
DRD Gold Ltd.                    Sponsored ADR    26152h103      54       35,078 SH       SOLE                35,078
Freeport-McMoran Copper & Go     CL B             35671D857   1,046       27,365 SH       SOLE                27,365
Gold Res Inc.                    CL A             38068N108   4,331      978,400 SH       SOLE               978,400
Golden Star Res Ltd. CDA         COM              38119T104   1,000      249,410 SH       SOLE               249,410
Harmony Gold                     Sponsored ADR    413216300   9,728    1,049,391 SH       SOLE             1,049,391
Iamgold Corp                     COM              450913108   3,859      580,297 SH       SOLE               580,297
Metallica Res Inc                COM              59125J104   3,379    2,820,000 SH       SOLE             2,820,000
Minefinders Ltd.                 COM              602900102   3,967      585,000 SH       SOLE               585,000
Miramar Mining Corp              COM              60466E100   2,760    2,379,200 SH       SOLE             2,379,200
Placer Dome, Inc.                COM              725906101  16,492      874,450 SH       SOLE               874,450
Queenstake Res Yukon             COM              748314101     988    2,500,000 SH       SOLE             2,500,000
Randgold Res Ltd.                ADR              752344309  11,593    1,015,112 SH       SOLE             1,015,112
Wheaton Riv Minerals Ltd.        COM              962902102   3,196      985,000 SH       SOLE               985,000
Yamana Gold Inc.                 COM              98462Y100   4,655    1,553,962 SH       SOLE             1,553,962
Barrick Gold Corp                COM              067901108  64,910    2,680,000 SH PUT   SOLE             2,680,000
Freeport-McMoran Copper & Go     CL B             35671D857  13,381      350,000 SH PUT   SOLE               350,000
Meridian Gold Inc.               COM              589975101   4,743      250,000 SH PUT   SOLE               250,000
Newmont Mining Corp.             COM              651639106  48,851    1,100,000 SH PUT   SOLE             1,100,000
Placer Dome Inc.                 COM              725906101  11,951      633,700 SH PUT   SOLE               633,700
Yamana Gold Inc.                 *W EXP 07/31/200 98462Y118   4,709    2,408,633 SH       SOLE             2,408,633
Alcan Inc.                       COM              013716105   1,270       25,900 SH       SHARED-OTHER                  25,900
Alcoa Inc                        COM              013817101   1,571       50,000 SH       SHARED-OTHER                  50,000
Anglogold Ashanti ADR            Sponsored ADR    035128206   2,054       56,500 SH       SHARED-OTHER                  56,500
Arch Coal Inc                    COM              039380100   1,528       43,000 SH       SHARED-OTHER                  43,000
Aurizon Mines Ltd.               COM              05155P106     568      434,600 SH       SHARED-OTHER                 434,600
BHP Billiton Ltd.                Sponsored ADR    088606108   1,542       64,200 SH       SHARED-OTHER                  64,200
Barrick Gold Corp                COM              067901108      58        2,400 SH       SHARED-OTHER                   2,400
Bema Gold Corp                   COM              08135F107     421      138,000 SH       SHARED-OTHER                 138,000
Brush Engineered Mat Inc.        COM              117421107   1,156       62,500 SH       SHARED-OTHER                  62,500
Cambior Inc.                     COM              13201L103   1,431      536,000 SH       SHARED-OTHER                 536,000
Cameco Corp.                     COM              13321L108   2,576       73,800 SH       SHARED-OTHER                  73,800
Consol Energy Inc.               COM              20854P109   1,924       46,878 SH       SHARED-OTHER                  46,878
Crystallex Intl Corp.            COM              22942F101   3,139      874,300 SH       SHARED-OTHER                 874,300
DRD Gold Ltd.                    Sponsored ADR    26152h103     462      300,000 SH       SHARED-OTHER                 300,000
Freeport-McMoran Copper & Go B   CL B             35671D857   5,497      143,800 SH       SHARED-OTHER                 143,800
Gabriel Resources                COM              002842374      35       27,300 SH       SHARED-OTHER                  27,300
Gammon Lake Res                  COM              364915108     771      144,300 SH       SHARED-OTHER                 144,300
Glamis Gold                      COM              376775102     305       17,800 SH       SHARED-OTHER                  17,800
Streettracks TR                  GOLD SHS         863307104   2,409       55,000 SH       SHARED-OTHER                  55,000
Golden Star Res Ltd. CDA         COM              38119T104   1,598      398,600 SH       SHARED-OTHER                 398,600
Hecla Mng Co                     COM              422704106     402       69,000 SH       SHARED-OTHER                  69,000
Ivanhoe Mines Ltd.               COM              46579N103   2,439      338,884 SH       SHARED-OTHER                 338,884
Lihir Gold                       ADR              532349107     370       19,905 SH       SHARED-OTHER                  19,905
Minefinders LTD                  COM              602900102   1,004      148,100 SH       SHARED-OTHER                 148,100
Miramar Mining Corp              COM              60466E100   2,018    1,739,300 SH       SHARED-OTHER               1,739,300
Newmont Mining Corp              COM              651639106   1,550       34,900 SH       SHARED-OTHER                  34,900
Northern Orion                   COM              665575106   1,756      604,800 SH       SHARED-OTHER                 604,800
Pan American Silver              COM              697900108   1,982      124,000 SH       SHARED-OTHER                 124,000
Peabody Energy Corp.             COM              704549104   1,982       24,500 SH       SHARED-OTHER                  24,500
Penn VA Corp                     COM              707882106     325        8,000 SH       SHARED-OTHER                   8,000
Phelps Dodge Corp.               COM              717265102   2,038       20,600 SH       SHARED-OTHER                  20,600
Placer Dome, Inc.                COM              725906101   1,256       66,600 SH       SHARED-OTHER                  66,600
Randgold Res Ltd.                ADR              752344309   1,285      112,500 SH       SHARED-OTHER                 112,500
Rio Narcea Gold Mines Inc        COM              766909105     799      349,200 SH       SHARED-OTHER                 349,200
Southern Peru Copper Corp.       COM              843611104   1,345       28,500 SH       SHARED-OTHER                  28,500
Titanium Metals Corp             COM              888339207   1,234       51,100 SH       SHARED-OTHER                  51,100
Valence Technology Inc           COM              918914102     765      246,632 SH       SHARED-OTHER                 246,632
WMC Ltd                          Sponsored ADR    92928R106     242       10,700 SH       SHARED-OTHER                  10,700
Western Silver Corp              COM              959531104     325       35,900 SH       SHARED-OTHER                  35,900
Wheaton Riv Minerals Ltd.        COM              962902102   2,117      652,500 SH       SHARED-OTHER                 652,500
Yamana Gold Inc.                 COM              98462Y100   1,905      636,125 SH       SHARED-OTHER                 636,125

                                                    Total:  326,671




00964.0003 #547794